STOCK-BASED COMPENSATION EXPENSE - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
	Oct. 14, 2022 shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 milestone day $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) day $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	May 06, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares										42,802,865
Weighted average grant date fair value (in dollars per share) | $ / shares								$ 6.92
Exercise of stock options (in shares) | shares						6,424,780	3,472,267	8,716,423
Exercises in period, intrinsic value						$ 14,600	$ 51,800	$ 132,700
Vested in period, fair value						$ 800	$ 400	27,000
Accelerated share-based compensation cost					$ 8,100
Stock-based compensation expense								$ 205,711	$ 137,991
Romeo Power, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares transferred per share of stock acquired (in shares) | shares	0.1186
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period						10 years
Minimum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period						1 year
Maximum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period						4 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares										4,000,000
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Stock-based compensation expense				$ 500
Stock-based compensation, expense reversal				$ 16,500
Time-Based Restricted Stock Units | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						1 year
Performance-Based Restricted Stock Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 55,800
Number of award vesting milestones | milestone			3
Trading days | day			20			20
Risk-free interest rate , minimum			20.00%			1.66%
Risk-free interest rate, maximum			0.30%			3.50%
Expected volatility						100.00%
Incremental cost		$ 4,300
Grant date fair value						$ 3,200
Market Based RSUs | Share-Based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares		$ 40
Market Based RSUs | Share-Based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares		55
Market Based RSUs | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares		$ 25
Market Based RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			70.00%
Stock price target (in dollars per share) | $ / shares			$ 25
Market Based RSUs | Minimum | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares						$ 25
Market Based RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			85.00%
Stock price target (in dollars per share) | $ / shares			$ 55
Market Based RSUs | Maximum | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price target (in dollars per share) | $ / shares						$ 55
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						36 months
Risk-free interest rate , minimum								0.10%
Risk-free interest rate, maximum								1.70%